Schedule of Investments (unaudited) March 31, 2023	BlackRock Multi-Sector Opportunities Trust (MSO) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities
Ajax Mortgage Loan Trust(a)
Series 2018-A, Class B, 0.00%, 04/25/58(b)	USD	13	$12,510
Series 2018-B, Class B, 0.00%, 02/26/57		30	26,801
Anchorage Capital CLO 5-R Ltd., Series 2014-5RA, Class E, (3 mo. LIBOR US + 5.40%), 10.19%, 01/15/30(a)(c)		1,000	896,540
Anchorage Capital CLO Ltd., Series 2013-1A, Class DR, (3 mo. LIBOR US + 6.80%), 11.62%, 10/13/30(a)(c)		3,050	2,748,999
Apidos CLO XV, Series 2013-15A, Class ERR, (3 mo. LIBOR US + 5.70%), 10.51%, 04/20/31(a)(c)		1,000	817,516
Apres Static CLO Ltd., Series 2019-1A, Class CR, (3 mo. LIBOR US + 4.25%), 9.04%, 10/15/28(a)(c)		500	470,479
Ares LI CLO Ltd., Series 2019-51A, Class ER, (3 mo. LIBOR US + 6.85%), 11.64%, 07/15/34(a)(c)		700	656,060
Ares LV CLO Ltd., Series 2020-55A, Class DR, (3 mo. LIBOR US + 3.15%), 7.94%, 07/15/34(a)(c)		1,000	917,375
Ares XXXVII CLO Ltd., Series 2015-4A, Class DR, (3 mo. LIBOR US + 6.15%), 10.94%, 10/15/30(a)(c)		1,450	1,145,817
BankAmerica Manufactured Housing Contract Trust, Series 1997-2, Class B1, 7.07%, 02/10/22(c)		2,300	647,319
Bean Creek CLO Ltd., Series 2015-1A, Class ER, (3 mo. LIBOR US + 5.75%), 10.56%, 04/20/31(a)(c)		1,500	1,291,867
CarVal CLO II Ltd., Series 2019-1A, Class DR, (3 mo. LIBOR US + 3.20%), 8.01%, 04/20/32(a)(c)		250	227,492
CarVal CLO III Ltd., Series 2019-2A, Class E, (3 mo. LIBOR US + 6.44%), 11.25%, 07/20/32(a)(c)		2,200	1,932,629
Cedar Funding IX CLO Ltd., Series 2018-9A, Class E, (3 mo. LIBOR US + 5.35%), 10.16%, 04/20/31(a)(c)		2,000	1,736,468
Cedar Funding XIV CLO Ltd.(a)(c)
Series 2021-14A, Class D, (3 mo. LIBOR US + 3.25%), 8.04%, 07/15/33		1,000	887,036
Series 2021-14A, Class E, (3 mo. LIBOR US + 6.34%), 11.13%, 07/15/33		750	670,288
Series 2021-14A, Class SUB, 0.00%, 07/15/33		750	372,975
Deer Creek CLO Ltd., Series 2017-1A, Class E, (3 mo. LIBOR US + 6.35%), 11.16%, 10/20/30(a)(c)		1,000	867,306
Elmwood CLO II Ltd., Series 2019-2A, Class ER, (3 mo. LIBOR US + 6.80%), 11.61%, 04/20/34(a)(c)		250	237,098
Fairstone Financial Issuance Trust I, Series 2020-1A, Class D, 6.87%, 10/20/39(a)	CAD	210	142,469
Generate CLO 2 Ltd., Series 2A, Class ER, (3 mo. LIBOR US + 5.65%), 10.47%, 01/22/31(a)(c)	USD	500	434,563
Gilbert Park CLO Ltd., Series 2017-1A, Class D, (3 mo. LIBOR US + 2.95%), 7.74%, 10/15/30(a)(c)		550	501,392
Goldentree Loan Management U.S. CLO 2 Ltd., Series 2017-2A, Class E, (3 mo. LIBOR US + 4.70%), 9.51%, 11/28/30(a)(c)		1,500	1,314,171
GoldenTree Loan Opportunities IX Ltd., Series 2014- 9A, Class ER2, (3 mo. LIBOR US + 5.66%), 10.46%, 10/29/29(a)(c)		500	463,124
Gulf Stream Meridian 1 Ltd., Series 2020-IA, Class E, (3 mo. LIBOR US + 6.45%), 11.24%, 04/15/33(a)(c)		250	214,812
JP Morgan Mortgage Acquisition Corp., Series 2006- FRE2, Class M2, (1 mo. LIBOR US + 0.54%), 5.39%, 02/25/36(c)		2,788	2,347,818
Lending Funding Trust, Series 2020-2A, Class D, 6.77%, 04/21/31(a)		315	272,991

Security		Par (000)	Value

Asset-Backed Securities (continued)
Madison Park Funding XXX Ltd.
Series 2018-30A, Class E, (3 mo. LIBOR US + 4.95%), 9.74%, 04/15/29(a)(c)	USD	1,250	$1,123,328
Series 2018-30X, Class E, (3 mo. LIBOR US + 4.95%), 10.21%, 04/15/29		250	224,666
Mariner Finance Issuance Trust, Series 2020-AA, Class D, 5.75%, 08/21/34(a)		250	219,009
Mosaic Solar Loan Trust, Series 2018-2GS, Class C, 5.97%, 02/22/44(a)		220	189,427
OCP CLO Ltd.(a)(c)
Series 2013-4A, Class CRR, (3 mo. LIBOR US + 3.00%), 7.82%, 04/24/29		600	576,164
Series 2019-16A, Class ER, (3 mo. LIBOR US + 6.35%), 11.16%, 04/10/33		250	220,463
Series 2019-17A, Class ER, (3 mo. LIBOR US + 6.50%), 11.31%, 07/20/32		1,000	865,527
Palmer Square CLO Ltd.(a)(c)
Series 2015-2A, Class CR2, (3 mo. LIBOR US + 2.75%), 7.56%, 07/20/30		250	231,636
Series 2018-2A, Class D, (3 mo. LIBOR US + 5.60%), 10.43%, 07/16/31		1,500	1,344,570
Rad CLO 6 Ltd., Series 2019-6A, Class E, (3 mo. LIBOR US + 7.53%), 12.34%, 01/20/33(a)(c)		500	455,967
Republic Finance Issuance Trust, Series 2020-A, Class D, 7.00%, 11/20/30(a)		700	642,335
Rockford Tower CLO Ltd., Series 2017-3A, Class D, (3 mo. LIBOR US + 2.65%), 7.46%, 10/20/30(a)(c)		970	879,319
Signal Peak CLO 7 Ltd., Series 2019-1A, Class E, (3 mo. LIBOR US + 6.89%), 11.69%, 04/30/32(a)(c)		250	221,904
Strata CLO I Ltd.(a)(c)
Series 2018-1A, Class E, (3 mo. LIBOR US + 7.08%), 11.87%, 01/15/31		500	460,245
Series 2018-1A, Class USUB, 0.00%, 01/15/2118		1,750	764,750
TICP CLO VII Ltd., Series 2017-7A, Class ER, (3 mo. LIBOR US + 7.05%), 11.84%, 04/15/33(a)(c)		500	464,208
TICP CLO XII Ltd., Series 2018-12A, Class ER, (3 mo. LIBOR US + 6.25%), 11.04%, 07/15/34(a)(c)		725	663,461
Trestles CLO II Ltd., Series 2018-2A, Class D, (3 mo. LIBOR US + 5.75%), 10.57%, 07/25/31(a)(c)		1,900	1,545,971
York CLO 1 Ltd., Series 2014-1A, Class DRR, (3 mo. LIBOR US + 3.01%), 7.83%, 10/22/29(a)(c)		250	239,221

Total Asset-Backed Securities — 16.4% (Cost: $40,018,251)			33,586,086

		Shares

Common Stocks

Hotel & Resort REITs — 0.0%
Service Properties Trust		4,000	39,840

Hotels, Restaurants & Leisure — 0.1%
Caesars Entertainment, Inc.(d)		3,435	167,662
Carlson Travel, Inc.		5,800	48,575

			216,237

1

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Multi-Sector Opportunities Trust (MSO) (Percentages shown are based on Net Assets)

Security		Shares	Value

Oil, Gas & Consumable Fuels — 0.4%
California Resources Corp.(e)		19,725	$759,413

Total Common Stocks — 0.5% (Cost: $1,311,348)			1,015,490

		Par (000)

Corporate Bonds

Aerospace & Defense — 0.3%
Embraer Netherlands Finance BV, 6.95%, 01/17/28(a)	USD	291	292,419
Rolls-Royce PLC, 1.63%, 05/09/28(f)	EUR	100	89,742
TransDigm, Inc., 6.38%, 06/15/26	USD	348	340,170

			722,331

Automobile Components — 0.5%
Clarios Global LP/Clarios U.S. Finance Co., 6.25%, 05/15/26(a)		71	70,822
Dana, Inc., 5.63%, 06/15/28		175	164,345
Faurecia SE(f)
3.13%, 06/15/26	EUR	100	101,657
2.75%, 02/15/27		100	96,258
3.75%, 06/15/28		100	97,063
ZF Finance GmbH(f)
3.00%, 09/21/25		100	102,991
5.75%, 08/03/26		100	108,717
3.75%, 09/21/28		300	289,973

			1,031,826

Automobiles — 0.8%
Constellation Automotive Financing PLC, 4.88%, 07/15/27(f)	GBP	100	89,744
Ford Motor Co., 6.10%, 08/19/32	USD	197	190,904
Ford Motor Credit Co. LLC
5.58%, 03/18/24		612	605,794
4.54%, 03/06/25	GBP	100	118,237
6.86%, 06/05/26		218	267,809
4.87%, 08/03/27	EUR	100	105,197
Jaguar Land Rover Automotive PLC, 4.50%, 07/15/28(f)		100	88,664
RCI Banque SA(f)
4.63%, 07/13/26		75	81,648
(5 year EUR Swap + 2.85%), 2.63%, 02/18/30(c)		200	197,584

			1,745,581

Banks — 0.8%
Banco BPM SpA, (5 year EUR Swap + 3.40%), 3.38%, 01/19/32(c)(f)		200	180,461
Bangkok Bank PCL, (5 year CMT + 4.73%), 5.00%	USD	200	182,725
Bank Leumi Le-Israel BM, (5 year CMT + 3.47%), 7.13%, 07/18/33(a)(c)(f)		204	197,880
BBK BSC, 5.50%, 07/09/24(f)		279	273,908
Freedom Mortgage Corp., 8.25%, 04/15/25(a)		276	254,955
Grupo Aval Ltd., 4.38%, 02/04/30(a)		380	287,147
Intesa Sanpaolo SpA, 5.15%, 06/10/30(f)	GBP	250	251,409

			1,628,485

Beverages — 0.8%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
2.00%, 09/01/28(f)	EUR	200	178,639

Security		Par (000)	Value

Beverages (continued)
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC (continued)
3.25%, 09/01/28(a)	USD	493	$424,257
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(f)
2.13%, 08/15/26	EUR	100	94,760
4.75%, 07/15/27	GBP	190	179,147
Mauser Packaging Solutions Holding Co., 7.88%, 08/15/26(a)	USD	160	160,000
OI European Group BV, 2.88%, 02/15/25(f)	EUR	260	273,949
Trivium Packaging Finance BV, 5.50%, 08/15/26(a)	USD	446	427,268

			1,738,020

Broadline Retail — 0.1%
Marks and Spencer PLC, 6.00%, 06/12/25(f)	GBP	100	121,741

Building Materials — 0.2%
Cemex SAB de CV, 3.13%, 03/19/26(f)	EUR	300	310,465
Standard Industries, Inc., 4.75%, 01/15/28(a)	USD	46	42,973

			353,438

Capital Markets — 0.4%
Intercorp Peru Ltd., 3.88%, 08/15/29(a)		400	330,950
Sherwood Financing PLC, 6.00%, 11/15/26(f)	GBP	156	160,036
SURA Asset Management SA, 4.88%, 04/17/24(f)	USD	417	408,660

			899,646

Chemicals — 1.9%
Alpek SAB de CV, 3.25%, 02/25/31(a)		324	261,893
Axalta Coating Systems Dutch Holding B BV, 3.75%, 01/15/25(f)	EUR	100	106,823
Braskem Idesa SAPI, 6.99%, 02/20/32(a)	USD	300	223,500
Braskem Netherlands Finance BV, 7.25%, 02/13/33(a)		330	316,140
Chemours Co., 4.00%, 05/15/26	EUR	100	99,586
Equate Petrochemical BV
4.25%, 11/03/26(f)	USD	200	193,975
2.63%, 04/28/28(a)		200	176,475
INEOS Finance PLC, 6.63%, 05/15/28(f)	EUR	100	109,373
INEOS Quattro Finance 2 PLC, 2.50%, 01/15/26(f)		100	97,117
NOVA Chemicals Corp., 4.88%, 06/01/24(a)	USD	1,407	1,388,104
OCI NV, 3.63%, 10/15/25(f)	EUR	90	95,165
Olympus Water U.S. Holding Corp., 3.88%, 10/01/28(f)		100	87,743
Sasol Financing USA LLC
4.38%, 09/18/26(g)	USD	200	180,788
6.50%, 09/27/28		200	186,725
5.50%, 03/18/31		315	263,084
SCIL IV LLC/SCIL USA Holdings LLC, 4.38%, 11/01/26(f)	EUR	100	99,643

			3,886,134

Commercial Services & Supplies — 0.4%
AMN Healthcare, Inc., 4.63%, 10/01/27(a)	USD	210	194,650
Avis Budget Finance PLC, 4.75%, 01/30/26(f)	EUR	100	105,630
DAE Funding LLC, 1.55%, 08/01/24(f)	USD	212	199,015
Loxam SAS(f)
3.75%, 07/15/26	EUR	200	200,917
4.50%, 04/15/27		100	90,049

			790,261

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Multi-Sector Opportunities Trust (MSO) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Construction & Engineering — 0.0%
Ferrovial Netherlands BV, (5 year EUR Swap + 2.13%), 2.12%(c)(f)(h)	EUR	100	$100,143

Construction Materials — 0.1%
KAR Auction Services, Inc., 5.13%, 06/01/25(a)	USD	180	177,750

Consumer Discretionary(f) — 0.4%
Carnival Corp.
10.13%, 02/01/26	EUR	110	125,260
7.63%, 03/01/26		100	96,520
IPD 3 BV, 5.50%, 12/01/25		100	106,225
Q-Park Holding I BV
1.50%, 03/01/25		100	99,597
(3 mo. EURIBOR + 2.00%), 4.72%, 03/01/26(c)		100	106,281
Techem Verwaltungsgesellschaft 674 mbH, 6.00%, 07/30/26		88	90,097
Techem Verwaltungsgesellschaft 675 mbH, 2.00%, 07/15/25		100	100,985

			724,965

Consumer Finance(f) — 0.1%
Encore Capital Group, Inc., 4.88%, 10/15/25		200	197,034
Nexi SpA, 0.00%, 02/24/28(i)		100	80,123

			277,157

Consumer Staples Distribution & Retail — 0.6%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.63%, 01/15/27(a)	USD	360	348,151
Bellis Acquisition Co. PLC(f)
3.25%, 02/16/26	GBP	200	201,718
4.50%, 02/16/26		200	208,267
Market Bidco Finco PLC, 5.50%, 11/04/27(f)		100	93,137
Ocado Group PLC, 3.88%, 10/08/26(f)		100	91,538
Picard Groupe SAS, 3.88%, 07/01/26(f)	EUR	100	96,418
Premier Foods Finance PLC, 3.50%, 10/15/26(f)	GBP	100	111,939

			1,151,168

Containers & Packaging — 0.7%
Ahlstrom-Munksjo Holding 3 Oy, 3.63%, 02/04/28(f)	EUR	100	91,179
Klabin Austria GmbH, 3.20%, 01/12/31(a)	USD	305	250,161
Suzano Austria GmbH
3.13%, 01/15/32		290	236,350
7.00%, 03/16/47(a)		773	792,248

			1,369,938

Diversified Consumer Services(f) — 0.1%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 3.63%, 06/01/28	EUR	120	106,975
Rekeep SpA, 7.25%, 02/01/26		200	190,872

			297,847

Diversified REITs — 0.3%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 4.88%, 05/15/29(a)	USD	87	74,846
Service Properties Trust
4.35%, 10/01/24		24	22,956
7.50%, 09/15/25		69	68,086
Trust Fibra Uno, 5.25%, 01/30/26(a)		230	217,465
XHR LP(a)
6.38%, 08/15/25		148	145,181
4.88%, 06/01/29		27	22,898

			551,432

Security		Par (000)	Value

Diversified Telecommunication Services — 1.5%
Level 3 Financing, Inc.(a)
4.63%, 09/15/27	USD	19	$11,424
4.25%, 07/01/28		975	550,095
3.63%, 01/15/29		865	478,276
SoftBank Group Corp.(f)
4.75%, 07/30/25	EUR	300	310,709
(5 year USD ICE Swap + 4.23%), 6.00%(c)(h)	USD	200	193,000
Telecom Italia Capital SA, 6.38%, 11/15/33		1,239	1,121,815
Telecom Italia SpA, 1.63%, 01/18/29(f)	EUR	176	149,350
Telecom Italia SpA/Milano
5.88%, 05/19/23	GBP	150	184,662
6.88%, 02/15/28(f)	EUR	100	110,619

			3,109,950

Electric Utilities — 0.5%
Comision Federal de Electricidad, 4.88%, 01/15/24	USD	400	393,825
EDP - Energias de Portugal SA, (5 year EUR Swap + 1.84%), 1.70%, 07/20/80(c)(f)	EUR	400	390,906
Oryx Funding Ltd., 5.80%, 02/03/31(a)	USD	200	191,600

			976,331

Electrical Equipment(f) — 0.0%
Pearl Holding II Ltd., (6.00% Cash or 8.00% PIK), 6.00%(h)(j)		95	2,386
Pearl Holding III Ltd., 9.00%, 10/22/25		76	23,303

			25,689

Electronic Equipment, Instruments & Components — 0.1%
Belden, Inc., 3.88%, 03/15/28(f)	EUR	200	200,073

Energy Equipment & Services — 0.0%
Vallourec SA, 8.50%, 06/30/26(f)		42	45,321

Environmental, Maintenance & Security Service — 0.0%
Covanta Holding Corp., 4.88%, 12/01/29(a)	USD	22	19,574

Financial Services — 4.7%
ABRA Global Finance, 11.50%, 03/02/28		756	590,229
ASG Finance Designated Activity Co., 7.88%, 12/03/24(a)		428	412,486
Banco Santander SA, 3.75%, 01/16/26(f)	EUR	100	108,371
doValue SpA, 3.38%, 07/31/26(f)		259	245,073
Garfunkelux Holdco 3 SA(f)
6.75%, 11/01/25		300	247,917
7.75%, 11/01/25	GBP	100	92,828
Intrum AB, 4.88%, 08/15/25(f)	EUR	100	99,774
Jerrold Finco PLC(f)
4.88%, 01/15/26	GBP	100	106,059
5.25%, 01/15/27		100	102,988
Nationstar Mortgage Holdings, Inc., 6.00%, 01/15/27(a)	USD	24	21,780
Oceana Australian Fixed Income Trust, 10.00%, 08/31/23(k)	AUD	2,424	1,618,379
Oceana Australian Fixed Income Trust, A Note Upsize(k)
8.00%, 09/28/23		1,210	800,737
8.00%, 01/21/24(c)		4,300	2,831,220
Operadora de Servicios Mega SA de CV Sofom ER, 8.25%, 02/11/25(a)	USD	661	317,404
ProGroup AG, 3.00%, 03/31/26(f)	EUR	100	100,858
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.(a)
2.88%, 10/15/26	USD	179	160,205
3.63%, 03/01/29		541	464,476
3.88%, 03/01/31		122	101,155

3

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Multi-Sector Opportunities Trust (MSO) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Financial Services (continued)
Sun Country Airlines Holdings, Inc., 6.95%, 12/15/23(k)	USD	423	$417,702
UBS Group AG, (1 year CMT + 0.83%), 1.01%, 07/30/24(a)(c)		150	147,017
UniCredit SpA(c)
(1 mo. EURIBOR + 1.60%), 4.45%, 02/16/29(f)	EUR	150	156,450
(5 year USD ICE Swap + 4.91%), 7.30%, 04/02/34(a)	USD	200	184,520
United Wholesale Mortgage LLC, 5.75%, 06/15/27(a)		374	332,807

			9,660,435

Food Products — 0.4%
BRF SA, 4.88%, 01/24/30(f)		200	164,600
Grupo Bimbo SAB de CV(c)(h)
(5 year CMT + 3.28%), 5.95%(f)		409	406,904
(5 year CMT + 3.28%), 5.95%(a)		200	198,975

			770,479

Ground Transportation — 0.0%
Danaos Corp., 8.50%, 03/01/28(a)		100	97,122

Health Care Providers & Services — 2.6%
Medline Borrower LP, 3.88%, 04/01/29(a)		1,052	912,610
Phoenix PIB Dutch Finance BV, 2.38%, 08/05/25(f)	EUR	100	102,942
Select Medical Corp., 6.25%, 08/15/26(a)(g)	USD	780	756,600
Tenet Healthcare Corp.
4.63%, 09/01/24		901	885,109
4.88%, 01/01/26		1,488	1,458,776
4.63%, 06/15/28		49	45,196
4.25%, 06/01/29		1,124	1,016,894
4.38%, 01/15/30		111	99,623
Universal Health Services, Inc., 2.65%, 10/15/30		137	109,845

			5,387,595

Hotels, Restaurants & Leisure — 3.8%
Affinity Interactive, 6.88%, 12/15/27(a)		367	327,371
Boyd Gaming Corp., 4.75%, 12/01/27		381	365,417
Caesars Entertainment, Inc.(a)
6.25%, 07/01/25		486	486,023
8.13%, 07/01/27		314	320,280
CDI Escrow Issuer, Inc., 5.75%, 04/01/30(a)		9	8,693
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op, 5.50%, 05/01/25(a)		220	219,861
Cirsa Finance International SARL, 4.75%, 05/22/25(f)	EUR	100	104,654
CPUK Finance Ltd., 6.50%, 08/28/26(f)	GBP	100	116,575
Dave & Buster’s, Inc., 7.63%, 11/01/25(a)	USD	35	35,668
Food Service Project SA, 5.50%, 01/21/27(f)	EUR	100	98,478
Fortune Star BVI Ltd., 6.85%, 07/02/24(f)	USD	200	178,500
Full House Resorts, Inc., 8.25%, 02/15/28(a)		29	26,390
Golden Entertainment, Inc., 7.63%, 04/15/26(a)		274	276,329
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc, 5.00%, 06/01/29(a)		361	320,635
IRB Holding Corp., 7.00%, 06/15/25(a)		151	151,459
Lottomatica SpA/Roma, 5.13%, 07/15/25(f)	EUR	200	213,646
Marriott International, Inc.
Series FF, 4.63%, 06/15/30	USD	106	102,911
Series GG, 3.50%, 10/15/32		508	445,213
Marriott Ownership Resorts, Inc., 4.50%, 06/15/29(a)		370	314,962
MGM Resorts International
4.63%, 09/01/26		355	335,743
5.50%, 04/15/27		355	344,394

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/29(a)	USD	218	$189,515
Scientific Games International, Inc., 7.00%, 05/15/28(a)		464	459,360
SeaWorld Parks & Entertainment, Inc., 8.75%, 05/01/25(a)		669	686,933
Stonegate Pub Co. Financing PLC(f)
8.00%, 07/13/25	GBP	100	113,179
8.25%, 07/31/25		200	229,602
Studio City Finance Ltd., 5.00%, 01/15/29(a)	USD	200	152,000
Travel & Leisure Co., 6.63%, 07/31/26(a)		189	189,734
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.(a)
5.50%, 03/01/25		391	383,669
5.25%, 05/15/27		7	6,615
Wynn Macau Ltd., 5.50%, 01/15/26(f)		200	184,000
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/29(a)		482	437,830

			7,825,639

Household Durables — 3.6%
Ashton Woods USA LLC/Ashton Woods Finance Co.(a)
6.63%, 01/15/28		495	448,786
4.63%, 08/01/29		66	53,460
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC(a)
6.25%, 09/15/27		541	475,524
5.00%, 06/15/29		27	20,655
Century Communities, Inc., 6.75%, 06/01/27		110	109,725
Forestar Group, Inc.(a)
3.85%, 05/15/26		560	503,807
5.00%, 03/01/28		669	598,755
M/I Homes, Inc., 4.95%, 02/01/28		510	471,724
PulteGroup, Inc., 7.88%, 06/15/32		1,138	1,316,023
Taylor Morrison Communities, Inc.(a)
5.88%, 06/15/27		647	634,726
5.75%, 01/15/28		2,269	2,231,947
Tri Pointe Homes, Inc.
5.25%, 06/01/27		505	479,750
5.70%, 06/15/28		38	36,564

			7,381,446

Independent Power and Renewable Electricity Producers — 1.5%
Calpine Corp.(a)
4.50%, 02/15/28		1,523	1,412,763
5.13%, 03/15/28(g)		722	661,042
Cullinan Holdco Scsp, (1 mo. EURIBOR + 4.75%), 7.08%, 10/15/26(c)(f)	EUR	100	103,359
Greenko Solar Mauritius Ltd., 5.95%, 07/29/26(f)	USD	100	93,956
India Cleantech Energy, 4.70%, 08/10/26(a)		229	200,266
SCC Power PLC(a)(j)
(4.00% PIK), 4.00%, 05/17/32		753	53,519
(8.00% Cash or 4.00% Cash + 4.00% PIK), 8.00%, 12/31/28		1,389	493,224

			3,018,129

Insurance(f) — 0.5%
Argentum Netherlands BV for Zurich Insurance Co. Ltd., (1 mo. EURIBOR + 3.95%), 3.50%, 10/01/46(c)	EUR	300	304,866
AXA SA, (1 mo. EURIBOR + 3.75%), 3.38%, 07/06/47(c)		300	302,695

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Multi-Sector Opportunities Trust (MSO) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Insurance (continued)
Galaxy Bidco Ltd., 6.50%, 07/31/26	GBP	220	$242,896
Liberty Mutual Group, Inc., (5 year EUR Swap + 3.70%), 3.63%, 05/23/59(c)	EUR	200	198,463

			1,048,920

Interactive Media & Services(f) — 0.2%
iliad SA
5.38%, 06/14/27		100	107,577
5.63%, 02/15/30		100	105,197
United Group BV, 4.88%, 07/01/24		130	136,791

			349,565

Internet Software & Services — 0.1%
Gen Digital, Inc., 6.75%, 09/30/27(a)	USD	120	120,624

IT Services — 0.1%
La Financiere Atalian SASU, 6.63%, 05/15/25(f)	GBP	200	164,022

Machinery — 0.4%
Renk AG/Frankfurt am Main, 5.75%, 07/15/25(f)	EUR	200	211,999
TK Elevator Midco GmbH(f)
4.38%, 07/15/27		115	112,558
(1 mo. EURIBOR + 4.75%), 7.04%, 07/15/27(c)		173	186,547
TK Elevator U.S. Newco, Inc., 5.25%, 07/15/27(a)	USD	274	258,683

			769,787

Media — 1.6%
Altice Financing SA, 2.25%, 01/15/25(f)	EUR	380	387,381
Clear Channel Outdoor Holdings, Inc., 5.13%, 08/15/27(a)	USD	738	662,355
CSC Holdings LLC, 5.38%, 02/01/28(a)		360	294,934
Global Switch Holdings Ltd., 2.25%, 05/31/27(f)	EUR	100	101,757
Lorca Telecom Bondco SA, 4.00%, 09/18/27(f)		150	149,083
Nexstar Media, Inc., 5.63%, 07/15/27(a)(g)	USD	733	677,314
Pinewood Finance Co. Ltd., 3.25%, 09/30/25(f)	GBP	100	115,342
SES SA, (5 year EUR Swap + 5.40%), 5.63%(c)(f)(h)	EUR	100	106,010
Sirius XM Radio, Inc.(a)
5.00%, 08/01/27	USD	70	65,535
5.50%, 07/01/29		66	60,060
Summer BC Holdco B SARL, 5.75%, 10/31/26(f)	EUR	131	123,600
Summer BidCo BV, (9.00% Cash or 9.75% PIK), 9.00%, 11/15/25(f)(j)		113	94,401
TEGNA, Inc., 4.63%, 03/15/28	USD	301	262,623
Tele Columbus AG, 3.88%, 05/02/25(f)	EUR	100	80,470

			3,180,865

Metals & Mining — 1.7%
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30	USD	471	408,975
Commercial Metals Co., 4.13%, 01/15/30		650	573,726
Freeport Indonesia PT, 4.76%, 04/14/27(f)		344	334,820
Metinvest BV(f)
8.50%, 04/23/26		296	180,560
7.65%, 10/01/27		400	230,125
Nexa Resources SA, 5.38%, 05/04/27(a)		462	432,548
Periama Holdings LLC, 5.95%, 04/19/26(f)		200	188,250
POSCO(a)
5.63%, 01/17/26		200	202,752
5.75%, 01/17/28		200	204,962

Security		Par (000)	Value

Metals & Mining (continued)
Stillwater Mining Co., 4.00%, 11/16/26(f)	USD	567	$506,047
Vedanta Resources Finance II PLC, 8.95%, 03/11/25(a)		320	195,200

			3,457,965

Multi-Utilities — 0.2%
Promigas SA ESP/Gases del Pacifico SAC, 3.75%, 10/16/29(a)		300	236,869
UGI International LLC, 2.50%, 12/01/29(f)	EUR	100	84,543

			321,412

Oil, Gas & Consumable Fuels — 6.2%
AI Candelaria Spain SA, 7.50%, 12/15/28(f)	USD	236	214,229
BP Capital Markets PLC, (5 year EUR Swap + 4.12%), 3.63%(c)(f)(h)	EUR	812	766,141
Buckeye Partners LP, 4.13%, 03/01/25(a)	USD	195	184,454
California Resources Corp., 7.13%, 02/01/26(a)		378	382,661
Cellnex Finance Co. SA, 1.00%, 09/15/27(f)	EUR	100	92,493
Cellnex Telecom SA, 1.00%, 04/20/27(f)		200	189,846
Chesapeake Energy Corp., 5.50%, 02/01/26(a)	USD	110	108,249
CrownRock LP/CrownRock Finance, Inc., 5.63%, 10/15/25(a)		54	52,923
Ecopetrol SA
4.13%, 01/16/25		440	423,720
4.63%, 11/02/31		339	259,216
8.88%, 01/13/33		395	398,456
5.88%, 05/28/45		250	171,250
EIG Pearl Holdings SARL, 3.55%, 08/31/36(a)		401	342,354
Geopark Ltd., 5.50%, 01/17/27(a)		205	169,125
Hammerhead Resources, Inc., Series AI, (12.00% PIK), 12.00%, 07/10/24(j)(k)		468	467,916
HTA Group Ltd., 7.00%, 12/18/25(a)		415	393,991
IHS Holding Ltd.
5.63%, 11/29/26(f)		300	251,025
6.25%, 11/29/28(a)		305	243,390
Kinetik Holdings LP, 5.88%, 06/15/30(a)		47	45,238
Leviathan Bond Ltd., 5.75%, 06/30/23(a)(f)		124	123,169
MC Brazil Downstream Trading SARL
7.25%, 06/30/31(a)		304	236,647
7.25%, 06/30/31(f)		193	150,252
Medco Oak Tree Pte. Ltd., 7.38%, 05/14/26(f)		200	191,000
Neptune Energy Bondco PLC, 6.63%, 05/15/25(a)		200	193,852
Oil & Gas Holding Co. BSCC, 7.63%, 11/07/24(f)		263	266,945
OQ SAOC, 5.13%, 05/06/28(a)		286	271,486
Permian Resources Operating LLC(a)
5.38%, 01/15/26		1,841	1,744,959
6.88%, 04/01/27		127	124,247
Pertamina Persero PT, 3.65%, 07/30/29(f)		404	374,754
Petroleos Mexicanos
6.50%, 03/13/27		934	843,962
8.75%, 06/02/29		406	375,306
5.95%, 01/28/31		514	391,103
6.70%, 02/16/32		181	143,497
Puma International Financing SA, 5.13%, 10/06/24(a)		442	413,270
SM Energy Co., 6.75%, 09/15/26		341	334,405
Sunoco LP/Sunoco Finance Corp.
4.50%, 05/15/29		67	61,494
4.50%, 04/30/30		427	386,166

5

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Multi-Sector Opportunities Trust (MSO) (Percentages shown are based on Net Assets)

Security		Par (000)		Value

Oil, Gas & Consumable Fuels (continued)
TotalEnergies SE(c)(f)(h)
(5 year EUR Swap + 2.15%), 2.63%	EUR	180		$184,294
Series NC7, (5 year EUR Swap + 1.99%), 1.63%		400		358,197
Vivo Energy Investments BV, 5.13%, 09/24/27(a)	USD	400		365,075

				12,690,757

Passenger Airlines — 0.5%
Air France-KLM(f)
7.25%, 05/31/26	EUR	100		109,944
8.13%, 05/31/28		100		109,100
Allegiant Travel Co., 7.25%, 08/15/27(a)	USD	56		55,748
Avianca Midco 2 PLC, 9.00%, 12/01/28(a)		615		504,036
Deutsche Lufthansa AG, 2.88%, 05/16/27(f)	EUR	100		97,588
International Consolidated Airlines Group SA, 2.75%, 03/25/25(f)		100		103,474

				979,890

Personal Care Products — 0.0%
Coty, Inc., 3.88%, 04/15/26(f)		100		104,112

Pharmaceuticals — 0.8%
Bayer AG, (5 year EUR Swap + 3.75%), 4.50%, 03/25/82(c)(f)		200		200,615
Cheplapharm Arzneimittel GmbH(f)
3.50%, 02/11/27		100		99,774
4.38%, 01/15/28		331		333,111
Gruenenthal GmbH, 3.63%, 11/15/26(f)		300		306,642
Nidda Healthcare Holding GmbH, 7.50%, 08/21/26(f)		172		182,114
Organon & Co./Organon Foreign Debt Co-Issuer BV, 2.88%, 04/30/28(f)		100		95,300
Rossini SARL(f)
6.75%, 10/30/25		100		108,815
(1 mo. EURIBOR + 3.88%), 6.34%, 10/30/25(c)		100		107,366
Teva Pharmaceutical Finance Netherlands II BV
3.75%, 05/09/27		100		97,863
7.38%, 09/15/29		101		110,593
4.38%, 05/09/30		100		91,389

				1,733,582

Real Estate Management & Development — 1.5%
Agps Bondco PLC(d)(f)(l)
3.25%, 08/05/25		300		129,001
2.75%, 11/13/26		100		41,927
China Evergrande Group(d)(l)
9.50%, 04/11/22(f)	USD	200		15,000
11.50%, 01/22/23		200		15,100
DEMIRE Deutsche Mittelstand Real Estate AG, 1.88%, 10/15/24(f)	EUR	100		75,915
Fantasia Holdings Group Co. Ltd.(d)(f)(l)
11.75%, 04/17/22	USD	400		41,000
9.25%, 07/28/23		200		20,500
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25(a)(g)		750		674,625
Heimstaden Bostad AB, (5 year EUR Swap + 3.15%), 2.63%(c)(f)(h)	EUR	100		54,225
Howard Hughes Corp., 5.38%, 08/01/28(a)	USD	981		893,308
JGC Ventures Pte. Ltd.(j)
(3.00% PIK), 0.00%, 06/30/25		7		1,451
(3.00% PIK), 3.00%, 06/30/25(d)(f)(l)		239		78,829
(3.00% PIK), 10.75%, 06/30/25		—	(m)	53
Jingrui Holdings Ltd., 12.00%, 07/25/22(d)(f)(l)		200		17,091
Kaisa Group Holdings Ltd., 11.95%, 10/22/22(d)(l)		200		23,000

Security		Par (000)	Value

Real Estate Management & Development (continued)
MAF Global Securities Ltd., (5 year CMT + 3.54%), 6.38%(c)(f)(h)	USD	200	$193,913
MAF Sukuk Ltd.(f)
4.64%, 05/14/29		250	245,672
3.93%, 02/28/30		243	227,554
Modern Land China Co. Ltd., (2.00% Cash or 2.00% PIK), 9.00%, 12/30/26(d)(f)(j)(l)		502	33,963
Ronshine China Holdings Ltd.(d)(f)(l)
7.35%, 12/15/23		200	13,500
7.10%, 01/25/25		200	13,500
Sinic Holdings Group Co. Ltd., 10.50%, 06/18/22(d)(l)		200	2,000
Yango Justice International Ltd.(d)(l)
10.25%, 09/15/22		250	5,000
7.88%, 09/04/24(f)		200	4,000
Yanlord Land HK Co. Ltd., 6.80%, 02/27/24(f)		200	194,000

			3,014,127

Semiconductors & Semiconductor Equipment — 0.1%
ams-OSRAM AG, Series AMS, 0.00%, 03/05/25(f)(i)	EUR	200	173,023

Software — 0.3%
Boxer Parent Co., Inc., 6.50%, 10/02/25(f)		100	107,173
Cloud Software Group Holdings, Inc., 6.50%, 03/31/29(a)	USD	239	211,420
Playtika Holding Corp., 4.25%, 03/15/29(a)		436	362,970

			681,563

Specialty Retail — 0.1%
Goldstory SASU, 5.38%, 03/01/26(f)	EUR	254	253,013

Transportation Infrastructure — 0.9%
Aeropuerto Internacional de Tocumen SA, 5.13%, 08/11/61(a)	USD	310	238,855
Aeropuertos Dominicanos Siglo XXI SA, 6.75%, 03/30/29(a)		347	337,241
Azzurra Aeroporti SpA(f)
2.13%, 05/30/24	EUR	303	319,345
2.63%, 05/30/27		100	95,600
DP World Salaam, (5 year CMT + 5.75%), 6.00%(c)(f)(h)	USD	200	198,875
Heathrow Finance PLC, 3.88%, 03/01/27(f)(n)	GBP	200	214,461
Mexico City Airport Trust, 5.50%, 07/31/47(f)	USD	500	381,900

			1,786,277

Utilities — 1.1%
AES Panama Generation Holdings SRL, 4.38%, 05/31/30(f)		212	181,345
Electricite de France SA, (12 year EUR Swap + 3.04%), 5.00%(c)(f)(h)	EUR	100	99,794
FEL Energy VI SARL, 5.75%, 12/01/40	USD	277	227,292
Orano SA, 2.75%, 03/08/28(f)	EUR	100	99,857
Thames Water Kemble Finance PLC, 4.63%, 05/19/26(f)	GBP	293	318,084
Veolia Environnement SA, (5 year EUR Swap + 2.84%), 2.50%(c)(f)(h)	EUR	700	621,554
Vistra Operations Co. LLC, 5.00%, 07/31/27(a)	USD	792	748,836

			2,296,762

Wireless Telecommunication Services — 1.8%
Altice France SA/France(f)
2.50%, 01/15/25	EUR	141	142,210
5.88%, 02/01/27		100	95,640
GLP Capital LP/GLP Financing II, Inc., 4.00%, 01/15/31	USD	350	300,234
Kenbourne Invest SA, 6.88%, 11/26/24(a)		249	186,719

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Multi-Sector Opportunities Trust (MSO) (Percentages shown are based on Net Assets)

Security		Par (000)		Value

Wireless Telecommunication Services (continued)
Liberty Costa Rica Senior Secured Finance, 10.88%, 01/15/31(a)	USD	200		$187,850
Millicom International Cellular SA, 4.50%, 04/27/31(a)		380		302,575
VICI Properties LP/VICI Note Co., Inc.(a)
5.63%, 05/01/24		1,895		1,878,428
4.63%, 06/15/25		123		118,918
Vmed O2 U.K. Financing I PLC(f)
3.25%, 01/31/31	EUR	133		117,331
4.50%, 07/15/31	GBP	300		294,213

				3,624,118

Total Corporate Bonds — 45.3% (Cost: $104,162,537)				92,836,030

Floating Rate Loan Interests(c)

Air Freight & Logistics — 0.0%
Kestrel Bidco, Inc., Term Loan B, (1 mo. SOFR CME at 1.00% Floor + 3.00%), 7.86%, 12/11/26	USD	—	(m)	441

Building Materials — 0.8%
Cornerstone Building Brands, Inc., 2021 Term Loan B, (1 mo. LIBOR US at 0.50% Floor + 3.25%), 7.93%, 04/12/28		1,925		1,686,922

Chemicals — 0.2%
SCIH Salt Holdings, Inc., 2021 Incremental Term Loan B, (3 mo. LIBOR US at 0.75% Floor + 4.00%), 8.83%, 03/16/27		265		257,670

Commercial Services & Supplies — 0.5%
Interface Security Systems LLC, Term Loan, (1 mo. LIBOR US at 7.00% Floor + 1.75%, 1.00% PIK), 11.57%, 04/28/23(j)(k)		1,211		1,056,069

Consumer Finance — 0.0%
Credito Real SAB de CV Sofom ENR, Term Loan B, 0.00%, 05/21/23(d)(k)(l)		112		8,400

Diversified REITs — 0.0%
Magnum Intermediate Holdings I LLC, 2nd Lien Term Loan, 0.00%, 01/01/59(d)(k)(l)		17,000		2

Financial Services(k) — 4.7%
Caliber Home Loans, Inc., 2018 Revolver, (1 mo. LIBOR US + 3.25%), 7.91%, 04/01/23		3,000		2,985,000
Colorado Plaza, Term Loan, (1 mo. LIBOR), 0.00%, 11/15/23(d)(l)		4,118		2,067,647
Luxembourg Life Fund, 2021 Term Loan, (3 mo. LIBOR US + 9.25%), 14.41%, 04/01/23		4,617		4,616,955

				9,669,602

Health Care Providers & Services — 0.1%
Select Medical Corp., 2017 Term Loan B, (1 mo. LIBOR US + 2.50%), 7.35%, 03/06/25		240		239,010

Hotels, Restaurants & Leisure — 0.6%
Aimbridge Acquisition Co., Inc., 2019 Term Loan B, (1 mo. LIBOR US + 3.75%), 8.59%, 02/02/26		398		379,195

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
ECL Entertainment LLC, Term Loan, (1 mo. LIBOR US at 0.75% Floor + 7.50%), 12.42%, 05/01/28	USD	267	$264,736
Fertitta Entertainment LLC, 2022 Term Loan B, (1 mo. SOFRTE at 0.50% Floor + 4.00%), 8.81%, 01/27/29		585	574,869

			1,218,800

Media — 0.4%
Connect Finco SARL, 2021 Term Loan B, (1 mo. LIBOR US at 1.00% Floor + 3.50%), 8.35%, 12/11/26		824	817,504

Total Floating Rate Loan Interests — 7.3% (Cost: $23,926,793)			14,954,420

Foreign Agency Obligations

Bahrain — 0.1%
Bahrain Government International Bond, 7.00%, 01/26/26(f)		295	302,799

Chile — 0.2%
Chile Government International Bond
4.34%, 03/07/42		213	187,546
4.00%, 01/31/52		200	161,913

			349,459

Colombia — 0.9%
Colombia Government International Bond
4.50%, 01/28/26		411	393,738
3.88%, 04/25/27		573	520,105
3.13%, 04/15/31		400	305,200
8.00%, 04/20/33		373	382,511
4.13%, 05/15/51(g)		350	216,300

			1,817,854

Dominican Republic — 1.0%
Dominican Republic International Bond
6.88%, 01/29/26(f)		279	282,540
5.95%, 01/25/27(f)		379	372,320
5.50%, 02/22/29(a)		240	225,345
4.50%, 01/30/30(a)(g)		435	377,852
7.05%, 02/03/31(a)		150	150,844
4.88%, 09/23/32(a)		737	624,976

			2,033,877

Egypt — 0.2%
Egypt Government International Bond(a)
5.75%, 05/29/24		265	239,295
8.50%, 01/31/47		200	115,850
7.50%, 02/16/61		200	107,413

			462,558

Guatemala — 0.5%
Guatemala Government Bond
4.50%, 05/03/26(f)		201	195,573
5.25%, 08/10/29(a)		200	194,350
3.70%, 10/07/33(f)		361	299,472
4.65%, 10/07/41(a)		477	388,695

			1,078,090

7

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Multi-Sector Opportunities Trust (MSO) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Hungary — 0.3%
Hungary Government International Bond
5.38%, 03/25/24	USD	56	$55,958
5.25%, 06/16/29(a)		510	499,163

			555,121

Ivory Coast — 0.4%
Ivory Coast Government International Bond, 6.38%, 03/03/28(f)		808	773,256

Mexico — 0.6%
Mexico Government International Bond
3.75%, 01/11/28		388	373,644
4.88%, 05/19/33		400	383,400
6.35%, 02/09/35		200	212,800
4.35%, 01/15/47(g)		230	181,240

			1,151,084

Morocco — 0.2%
Kingdom of Morocco, 5.95%, 03/08/28		205	209,100
Morocco Government International Bond, 2.38%, 12/15/27(a)		217	190,960

			400,060

Nigeria — 0.2%
Nigeria Government International Bond, 8.38%, 03/24/29(a)		441	362,723

Oman — 0.4%
Oman Government International Bond(f)
6.50%, 03/08/47		457	421,582
6.75%, 01/17/48		400	378,500

			800,082

Panama — 0.5%
Panama Government International Bond
3.88%, 03/17/28		563	539,002
3.16%, 01/23/30		215	188,367
6.40%, 02/14/35		200	208,100
4.50%, 04/16/50		210	159,443

			1,094,912

Paraguay — 0.4%
Paraguay Government International Bond
4.95%, 04/28/31(a)		200	192,725
5.60%, 03/13/48(f)		321	283,643
5.40%, 03/30/50(f)		460	394,249

			870,617

Peru — 0.2%
Corp. Financiera de Desarrollo SA, 4.75%, 07/15/25(f)		361	348,094
Peruvian Government International Bond, 3.30%, 03/11/41		240	179,445

			527,539

Poland — 0.4%
Republic of Poland Government International Bond
4.88%, 10/04/33(b)		188	187,197
4.25%, 02/14/43(f)	EUR	260	273,435
5.50%, 04/04/53(b)	USD	286	288,502

			749,134

Romania — 0.9%
Romanian Government International Bond 5.25%, 11/25/27(a)		406	399,403

Security		Par (000)	Value

Romania (continued)
Romanian Government International Bond (continued)
2.88%, 03/11/29(f)	EUR	449	$413,686
2.50%, 02/08/30(f)		475	410,822
2.12%, 07/16/31(f)		499	394,374
4.00%, 02/14/51(f)	USD	230	159,678

			1,777,963

Saudi Arabia — 0.6%
Saudi Government International Bond
4.75%, 01/18/28(a)		320	323,840
2.25%, 02/02/33(f)		360	295,605
5.00%, 01/18/53(a)		426	395,594
3.75%, 01/21/55(f)		230	176,640

			1,191,679

Senegal — 0.1%
Senegal Government International Bond, 6.25%, 05/23/33(f)		200	159,000

South Africa — 0.4%
Republic of South Africa Government International Bond
4.85%, 09/30/29		340	304,300
5.88%, 04/20/32		440	398,750
5.00%, 10/12/46		200	138,000

			841,050

Sri Lanka — 0.0%
Sri Lanka Government International Bond, 6.35%, 06/28/24(d)(f)(l)		200	70,225

Ukraine — 0.1%
Ukraine Government International Bond(d)(f)(l)
8.99%, 02/01/26		447	81,662
7.75%, 09/01/27		369	65,797

			147,459

Total Foreign Agency Obligations — 8.6% (Cost: $19,194,279)			17,516,541

		Shares

Investment Companies

Financial Services — 0.8%
iShares iBoxx $ High Yield Corporate Bond ETF(e)(o)		22,500	1,699,875

Total Investment Companies — 0.8% (Cost: $1,787,578)			1,699,875

		Par (000)

Municipal Bonds

Puerto Rico(c) — 0.1%
Commonwealth of Puerto Rico, GO 0.00%, 11/01/43	USD	50	21,884

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Multi-Sector Opportunities Trust (MSO) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Puerto Rico (continued)
Commonwealth of Puerto Rico, GO (continued)
0.00%, 11/01/51	USD	555	$185,847
Commonwealth of Puerto Rico, RB, 0.00%, 11/01/51		235	74,689

			282,420

Total Municipal Bonds — 0.1% (Cost: $352,651)			282,420

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations(c) — 2.1%
BCAP LLC Trust, Series 2012-RR3, Class 1A5, 5.13%, 12/26/37(a)(b)		968	802,857
Cascade Funding Mortgage Trust, Series 2019-RM3, Class C, 4.00%, 06/25/69(a)		2,183	1,923,052
Seasoned Credit Risk Transfer Trust, Series 2018-1, Class BX, 3.31%, 05/25/57		4,338	1,526,796

			4,252,705

Commercial Mortgage-Backed Securities — 5.8%
Ashford Hospitality Trust, Series 2018-ASHF, Class E, (1 mo. LIBOR US + 3.10%), 7.78%, 04/15/35(a)(c)		315	289,994
Benchmark Mortgage Trust, Series 2019-B9, Class XD, 2.00%, 03/15/52(a)(c)		11,550	1,083,331
BX Commercial Mortgage Trust, Series 2021-MFM1, Class G, (1 mo. SOFR + 4.01%), 8.84%, 01/15/34(a)(c)		185	168,916
CFK Trust, Series 2019-FAX, Class E, 4.64%, 01/15/39(a)(c)		2,000	1,657,995
Citigroup Commercial Mortgage Trust, Series 2019- PRM, Class F, 4.73%, 05/10/36(a)(c)		2,000	1,959,012
Cold Storage Trust, Series 2020-ICE5, Class F, (1 mo. LIBOR US + 3.49%), 8.18%, 11/15/37(a)(c)		265	255,999
Credit Suisse Mortgage Capital Certificates Trust(a)(c)
Series 2020-FACT, Class F, (1 mo. LIBOR US + 6.16%), 10.84%, 10/15/37		700	580,971
Series 2021-BHAR, Class E, (1 mo. LIBOR US + 3.50%), 8.19%, 11/15/38		250	233,276
DBGS Mortgage Trust, Series 2019-1735, Class F, 4.19%, 04/10/37(a)(c)		369	224,291
GS Mortgage Securities Corp. Trust, Series 2021-DM, Class F, (1 mo. LIBOR US + 3.44%), 8.12%, 11/15/36(a)(c)		110	98,914
HONO Mortgage Trust(a)(c)
Series 2021-LULU, Class E, (1 mo. LIBOR US + 3.35%), 8.03%, 10/15/36		200	182,285
Series 2021-LULU, Class F, (1 mo. LIBOR US + 4.40%), 9.08%, 10/15/36		110	98,483
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2022-NLP, Class F, (1 mo. SOFR + 3.54%), 8.37%, 04/15/37(a)(c)		249	210,617
JPMBB Commercial Mortgage Securities Trust, Series 2015-C33, Class D1, 4.12%, 12/15/48(a)(c)		257	213,640
JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class XD, 1.50%, 06/15/51(a)(c)		11,427	691,367
LSTAR Commercial Mortgage Trust, Series 2016-4, Class C, 4.61%, 03/10/49(a)(c)		476	436,339
MED Trust, Series 2021, Class G, (1 mo. LIBOR US + 5.25%), 9.94%, 11/15/38(a)(c)		174	159,047

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
MF1 Trust, Series 2021-W10, Class G, (1 mo. SOFR + 4.22%), 9.05%, 12/15/34(a)(c)	USD	310	$282,576
Morgan Stanley Capital I, Series 2017-HR2, Class D, 2.73%, 12/15/50		250	157,646
Morgan Stanley Capital I Trust(a)
Series 2018-MP, Class E, 4.28%, 07/11/40(c)		551	394,416
Series 2018-SUN, Class F, (1 mo. LIBOR US + 2.55%), 7.23%, 07/15/35(c)		1,360	1,317,242
Series 2019-H7, Class D, 3.00%, 07/15/52		1,250	790,477
One New York Plaza Trust, Series 2020-1NYP, Class D, (1 mo. LIBOR US + 2.75%), 7.43%, 01/15/36(a)(c)		100	87,221
Velocity Commercial Capital Loan Trust(a)
Series 2018-1, Class M5, 6.26%, 04/25/48		145	112,720
Series 2018-1, Class M6, 7.26%, 04/25/48		219	150,765
Wells Fargo Commercial Mortgage Trust, Series 2020- SDAL, Class E, (1 mo. LIBOR US + 2.74%), 7.42%, 02/15/37(a)(c)		100	95,035

			11,932,575

Total Non-Agency Mortgage-Backed Securities — 7.9% (Cost: $18,795,995)			16,185,280

Preferred Securities

Capital Trusts — 3.3%(c)

Banks(h) — 0.7%
Banco Mercantil del Norte SA(a)
5.88%		350	295,312
6.75%		770	729,960
HSBC Bank Capital Funding Sterling 1 LP, 5.84%(f)	GBP	20	25,049
ING Groep NV, 3.88%	USD	400	290,032

			1,340,353

Diversified Telecommunication Services — 0.9%
British Telecommunications PLC, 4.25%, 11/23/81(a)		200	173,290
Koninklijke KPN NV, 2.00%(f)(h)	EUR	100	102,149
Telefonica Europe BV(f)(h)
4.38%		200	211,269
6.14%		200	209,405
2.38%		1,400	1,188,027

			1,884,140

Electric Utilities(f)(h) — 0.3%
Electricite de France SA, 7.50%, 12/31/29		200	211,907
Iberdrola International BV, Series NC9, 1.83%		300	248,893
Naturgy Finance BV
2.37%		100	94,098
3.38%		100	104,654

			659,552

Financial Services — 0.1%
Banco Santander SA, 3.63%(f)(h)		400	287,392

Media — 0.2%
SES SA, 2.88%(f)(h)		350	307,456

Oil, Gas & Consumable Fuels(f)(h) — 0.3%
Abertis Infraestructuras Finance BV, 3.25%		300	289,236
Eni SpA, Series NC-9, 2.75%		450	376,411

			665,647

Pharmaceuticals — 0.3%
Bayer AG, 3.13%, 11/12/79(f)		700	655,928

9

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Multi-Sector Opportunities Trust (MSO) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Real Estate Management & Development — 0.1%
ATF Netherlands BV, 7.08%(f)(h)	EUR	300	$153,858

Utilities(f)(h) — 0.2%
Electricite de France SA
5.38%		300	310,266
3.38%		200	161,374

			471,640

Wireless Telecommunication Services(f) — 0.2%
Vodafone Group PLC
2.63%, 08/27/80		218	212,200
4.20%, 10/03/78		100	98,819

			311,019

			6,736,985

		Shares

Preferred Stocks — 0.2%

Wireless Telecommunication Services — 0.2%
2020 Cash Mandatory Exchangeable Trust, 5.25%, 06/01/23(a)		295	343,011

			343,011

Total Preferred Securities — 3.5% (Cost: $8,682,881)			7,079,996

		Par (000)

U.S. Government Sponsored Agency Securities

Commercial Mortgage-Backed Securities — 0.2%
FREMF Mortgage Trust, Series 2017-KGX1, Class BFX, 3.59%, 10/25/27(a)(c)	USD	370	336,945

Mortgage-Backed Securities(p) — 5.0%
Uniform Mortgage-Backed Securities
3.00%, 04/13/53		1,048	940,214
3.50%, 04/13/53		3,209	2,981,520
4.50%, 04/13/53		6,405	6,275,456

			10,197,190

Total U.S. Government Sponsored Agency Securities — 5.2% (Cost: $10,390,255)			10,534,135

Total Long-Term Investments — 95.6% (Cost: $228,622,568)			195,690,273

Short-Term Securities

Commercial Paper — 1.4%
3M Co., 5.55%, 09/07/23(q)		250	244,356
AT&T, Inc., 5.93%, 02/21/24(q)		590	559,608
Johnson & Johnson, 5.16%, 08/14/23(q)		250	245,295
Mercedes-Benz Finance North America LLC, 5.59%, 05/03/23(q)		645	642,005
Societe Generale SA, 5.70%, 03/06/24(q)		250	238,497
UnitedHealth Group, Inc., 5.31%, 06/01/23(q)		878	870,016

			2,799,777

Security		Shares	Value

Money Market Funds — 5.7%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 4.70%(o)(r)		11,676,552	$11,676,552

Total Short-Term Securities — 7.1% (Cost: $14,476,076)			14,476,329

Options Purchased — 0.0% (Cost: $38,211)			5,544

Total Investments Before TBA Sale Commitments and Options Written — 102.7% (Cost: $243,136,855)			210,172,146

		Par (000)

TBA Sale Commitments

Mortgage-Backed Securities — (0.5)%
Uniform Mortgage-Backed Securities, 4.50%, 04/13/53(p)	USD	(1,000)	(979,796)

Total TBA Sale Commitments — (0.5)% (Proceeds: $(965,938))			(979,796)

Options Written — (0.0)% (Premiums Received: $(10,045))			(1,448)

Total Investments, Net of TBA Sale Commitments and Options Written — 102.2% (Cost: $242,160,872)			209,190,902

Liabilities in Excess of Other Assets — (2.2)%			(4,406,293)

Net Assets — 100.0%			$204,784,609

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	When-issued security.
(c)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Non-income producing security.
(e)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(h)	Perpetual security with no stated maturity date.
(i)	Zero-coupon bond.
(j)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(k)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(l)	Issuer filed for bankruptcy and/or is in default.
(m)	Rounds to less than 1,000.
(n)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(o)	Affiliate of the Trust.
(p)	Represents or includes a TBA transaction.
(q)	Rates are discount rates or a range of discount rates as of period end.
(r)	Annualized 7-day yield as of period end.

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

S C H E D U L E O F I N V E S T M E N T S	10

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Multi-Sector Opportunities Trust (MSO)

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/22	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/23	Shares Held at 03/31/23	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, T-Fund, Institutional Class	$8,842,853	$2,833,699	(a)	$—	$—	$—	$11,676,552	11,676,552	$132,327	$—
iShares iBoxx $ High Yield Corporate Bond ETF	1,656,675	—		—	—	43,200	1,699,875	22,500	18,408	—

					$—	$43,200	$13,376,427		$150,735	$—

(a)	Represents net amount purchased (sold).

Reverse Repurchase Agreements

Counterparty	Interest Rate		Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements

BNP Paribas S.A.	4.82	%(a)	01/23/23	Open	$590,625	$595,509	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	4.90	(a)	02/08/23	Open	155,349	156,373	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	4.95	(a)	02/08/23	Open	169,000	170,126	Corporate Bonds	Open/Demand
BNP Paribas S.A.	4.90	(a)	02/16/23	Open	616,636	620,065	Corporate Bonds	Open/Demand
BNP Paribas S.A.	4.85	(a)	03/06/23	Open	684,450	686,641	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	4.80	(a)	03/27/23	Open	120,188	120,252	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	4.85	(a)	03/27/23	Open	180,250	180,347	Foreign Agency Obligations	Open/Demand
BNP Paribas S.A.	4.98	(a)	03/27/23	Open	580,312	580,634	Corporate Bonds	Open/Demand

					$3,096,810	$3,109,947

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
10-Year U.S. Treasury Note	199	06/21/23	$22,897	$534,325
U.S. Long Bond	12	06/21/23	1,576	64,419
Ultra U.S. Treasury Bond	71	06/21/23	10,058	420,426

				1,019,170

Short Contracts
Euro BOBL	4	06/08/23	511	(11,673)
Euro Bund	3	06/08/23	442	(16,693)
10-Year Japanese Government Treasury Bonds	2	06/13/23	2,231	(41,343)
10-Year U.S. Ultra Long Treasury Note	218	06/21/23	26,436	(824,262)
2-Year U.S. Treasury Note	4	06/30/23	826	(415)
5-Year U.S. Treasury Note	283	06/30/23	31,031	(643,785)

				(1,538,171)

				$(519,001)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

BRL	3,022,420	USD	578,971	Societe Generale	06/21/23	$8,905
MXN	2,418,295	USD	132,000	JPMorgan Chase Bank N.A.	06/21/23	187

11

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Multi-Sector Opportunities Trust (MSO)

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

MXN	3,550,496	USD	193,800	JPMorgan Chase Bank N.A.	06/21/23	$275
USD	22,877	JPY	3,001,000	Deutsche Bank AG	06/21/23	16
ZAR	2,060,617	USD	110,000	Morgan Stanley & Co. International PLC	06/21/23	4,950

						14,333

USD	281,131	EUR	259,241	BNP Paribas SA	06/14/23	(1,141)
USD	811,162	EUR	762,446	JPMorgan Chase Bank N.A.	06/14/23	(19,021)
EUR	1,176,000	USD	1,287,489	State Street Bank and Trust Co.	06/21/23	(6,515)
USD	5,262,186	AUD	7,934,000	Goldman Sachs International	06/21/23	(56,360)
USD	88,000	BRL	459,650	Goldman Sachs International	06/21/23	(1,404)
USD	95,000	BRL	511,811	Goldman Sachs International	06/21/23	(4,550)
USD	128,876	CAD	177,000	The Bank of New York Mellon	06/21/23	(2,256)
USD	295,500	CNH	2,041,622	The Bank of New York Mellon	06/21/23	(3,426)
USD	583,120	EUR	549,000	State Street Bank and Trust Co.	06/21/23	(14,885)
USD	11,697,965	EUR	10,845,000	UBS AG	06/21/23	(115,091)
USD	12,991,917	EUR	12,026,000	UBS AG	06/21/23	(107,559)
USD	4,309,195	GBP	3,526,000	State Street Bank and Trust Co.	06/21/23	(47,130)
USD	95,000	MXN	1,837,550	Morgan Stanley & Co. International PLC	06/21/23	(5,443)

						(384,781)

						$(370,448)

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Put
Deutsche Bank AG	101	04/21/23	EUR	8.40	EUR	94	$1,862
Euro Stoxx 50	6	04/21/23	EUR	3,800.00	EUR	259	309
iShares iBoxx $ Investment Grade Corporate Bond ETF	202	04/21/23	USD	105.00	USD	2,214	2,727
Euro Stoxx 50	3	05/19/23	EUR	3,800.00	EUR	129	646

							$5,544

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Put
Deutsche Bank AG	101	04/21/23	EUR	6.50	EUR	94	$(438)
iShares iBoxx $ Investment Grade Corporate Bond ETF	202	04/21/23	USD	101.00	USD	2,214	(1,010)

							$(1,448)

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Termination Date	Credit Rating(a)		Notional Amount (000)	(b)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

CDX.NA.HY.30.V15	5.00%	Quarterly	06/20/23	C	USD	10,750		$121,373	$(5,552)	$126,925
CDX.NA.HY.32.V13	5.00	Quarterly	06/20/24	C	USD	8,923		262,079	(15,486)	277,565
CDX.NA.HY.34.V10	5.00	Quarterly	06/20/25	C+	USD	13,741		361,660	(30,998)	392,658

								$745,112	$(52,036)	$797,148

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

S C H E D U L E O F I N V E S T M E N T S	12

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Multi-Sector Opportunities Trust (MSO)

Centrally Cleared Interest Rate Swaps

Paid by the Trust		Received by the Trust		Effective		Termination		Notional		Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Date		Date	Amount (000)		Value	(Received)	(Depreciation)
4.18%	Annual	1-Day SOFR, 4.80%	Annual	N/A		06/21/24	USD	4,685	$16,777	$(7,488)	$24,265
28-Day MXIBTIIE, 11.52%	Monthly	9.80%	Monthly	N/A		02/04/25	MXN	2,271	(957)	1	(958)
28-Day MXIBTIIE, 11.52%	Monthly	9.90%	Monthly	N/A		02/05/25	MXN	8,533	(2,724)	2	(2,726)
28-Day MXIBTIIE, 11.52%	Monthly	9.92%	Monthly	N/A		02/05/25	MXN	4,111	(1,232)	1	(1,233)
1-Day SOFR, 4.80%	Annual	3.71%	Annual	N/A		01/10/27	USD	7,146	31,307	52,304	(20,997)
1-Day SOFR, 4.80%	Annual	1.56%	Annual	N/A		03/07/27	USD	8,805	(641,720)	64	(641,784)
1-Day SOFR, 4.80%	Annual	3.47%	Annual	03/10/25	(a)	03/10/27	USD	1,097	12,020	5	12,015
3.50%	Annual	1-Day SOFR, 4.80%	Annual	N/A		05/28/31	USD	200	(3,615)	(3,434)	(181)
3.22%	Annual	1-Day SOFR, 4.80%	Annual	N/A		05/28/51	USD	89	(3,523)	(4,638)	1,115

									$(593,667)	$36,817	$(630,484)

(a)	Forward Swap.

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Counterparty	Termination Date	Credit Rating	(a)		Notional Amount (000)	(b)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMA CGM SA	5.00%	Quarterly	Credit Suisse International	06/20/27	N/R		EUR	6		$635	$170	$465
CMA CGM SA	5.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/27	N/R		EUR	6		638	185	453
CMA CGM SA	5.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/27	N/R		EUR	5		600	174	426
CMA CGM SA	5.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/27	N/R		EUR	3		284	82	202
			Morgan Stanley & Co.
CMBX.NA.9	3.00	Monthly	International PLC	09/17/58	N/R		USD	451		(111,002)	(31,487)	(79,515)
CMBX.NA.15	3.00	Monthly	Goldman Sachs International	11/15/64	N/R		USD	3,523		(1,003,558)	(753,112)	(250,446)
			Morgan Stanley & Co.
CMBX.NA.15	3.00	Monthly	International PLC	11/15/64	N/R		USD	3,522		(1,003,330)	(683,494)	(319,836)
			Morgan Stanley & Co.
CMBX.NA.15	3.00	Monthly	International PLC	11/18/64	N/R		USD	4,000		(1,139,500)	(747,311)	(392,189)

										$(3,255,233)	$(2,214,793)	$(1,040,440)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Interest Rate Swaps

Paid by the Trust		Received by the Trust			Effective	Termination	Notional Amount (000)			Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Counterparty	Date	Date			Value	(Received)	(Depreciation)
1-Day BZDIOVER, 0.05%	Monthly	13.13%	Monthly	Bank of America N.A.	N/A	01/02/25	BRL	64	$229	$—	$229
1-Day BZDIOVER, 0.05%	Monthly	13.15%	Monthly	Bank of America N.A.	N/A	01/02/25	BRL	1,330	4,879	—	4,879
1-Day BZDIOVER, 0.05%	Monthly	13.18%	Monthly	JPMorgan Chase Bank N.A.	N/A	01/02/25	BRL	694	2,614	—	2,614
1-Day BZDIOVER, 0.05%	Monthly	13.22%	Monthly	Citibank N.A.	N/A	01/02/25	BRL	365	1,428	—	1,428
1-Day BZDIOVER, 0.05%	Monthly	13.32%	Monthly	Bank of America N.A.	N/A	01/02/25	BRL	1,327	5,656	—	5,656

									$14,806	$—	$14,806

13

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Multi-Sector Opportunities Trust (MSO)

OTC Total Return Swaps

Paid by the Trust		Received by the Trust							Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate/Reference	Frequency	Rate/Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)	Value

1-Day SOFR minus 1.70%, 4.80%	Monthly	iShares iBoxx $ High Yield Corporate Bond ETF	Monthly	JPMorgan Chase Bank N.A.	N/A	06/16/23	USD 325	$7,270	$26	$7,244

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$33,586,086	$—	$33,586,086
Common Stocks
Hotel & Resort REITs	39,840	—	—	39,840
Hotels, Restaurants & Leisure	167,662	48,575	—	216,237
Oil, Gas & Consumable Fuels	759,413	—	—	759,413
Corporate Bonds
Aerospace & Defense	—	722,331	—	722,331
Automobile Components	—	1,031,826	—	1,031,826
Automobiles	—	1,745,581	—	1,745,581
Banks	—	1,628,485	—	1,628,485
Beverages	—	1,738,020	—	1,738,020
Broadline Retail	—	121,741	—	121,741
Building Materials	—	353,438	—	353,438
Capital Markets	—	899,646	—	899,646
Chemicals	—	3,886,134	—	3,886,134
Commercial Services & Supplies	—	790,261	—	790,261
Construction & Engineering	—	100,143	—	100,143
Construction Materials	—	177,750	—	177,750
Consumer Discretionary	—	724,965	—	724,965
Consumer Finance	80,123	197,034	—	277,157
Consumer Staples Distribution & Retail	—	1,151,168	—	1,151,168
Containers & Packaging	—	1,369,938	—	1,369,938
Diversified Consumer Services	—	297,847	—	297,847
Diversified REITs	—	551,432	—	551,432
Diversified Telecommunication Services	—	3,109,950	—	3,109,950

S C H E D U L E O F I N V E S T M E N T S	14

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Multi-Sector Opportunities Trust (MSO)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Corporate Bonds (continued)
Electric Utilities	$—	$976,331	$—	$976,331
Electrical Equipment	—	25,689	—	25,689
Electronic Equipment, Instruments & Components	—	200,073	—	200,073
Energy Equipment & Services	—	45,321	—	45,321
Environmental, Maintenance & Security Service	—	19,574	—	19,574
Financial Services	—	3,992,397	5,668,038	9,660,435
Food Products	—	770,479	—	770,479
Ground Transportation	—	97,122	—	97,122
Health Care Providers & Services	—	5,387,595	—	5,387,595
Hotels, Restaurants & Leisure	—	7,825,639	—	7,825,639
Household Durables	—	7,381,446	—	7,381,446
Independent Power and Renewable Electricity Producers	—	3,018,129	—	3,018,129
Insurance	—	1,048,920	—	1,048,920
Interactive Media & Services	—	349,565	—	349,565
Internet Software & Services	—	120,624	—	120,624
IT Services	—	164,022	—	164,022
Machinery	—	769,787	—	769,787
Media	—	3,180,865	—	3,180,865
Metals & Mining	—	3,457,965	—	3,457,965
Multi-Utilities	—	321,412	—	321,412
Oil, Gas & Consumable Fuels	—	12,222,841	467,916	12,690,757
Passenger Airlines	—	979,890	—	979,890
Personal Care Products	—	104,112	—	104,112
Pharmaceuticals	—	1,733,582	—	1,733,582
Real Estate Management & Development	—	3,014,127	—	3,014,127
Semiconductors & Semiconductor Equipment	173,023	—	—	173,023
Software	—	681,563	—	681,563
Specialty Retail	—	253,013	—	253,013
Transportation Infrastructure	—	1,786,277	—	1,786,277
Utilities	—	2,296,762	—	2,296,762
Wireless Telecommunication Services	—	3,624,118	—	3,624,118
Floating Rate Loan Interests	—	4,220,347	10,734,073	14,954,420
Foreign Agency Obligations	—	17,516,541	—	17,516,541
Investment Companies	1,699,875	—	—	1,699,875
Municipal Bonds	—	282,420	—	282,420
Non-Agency Mortgage-Backed Securities	—	16,185,280	—	16,185,280
Preferred Securities
Capital Trusts	—	6,736,985	—	6,736,985
Preferred Stocks	—	343,011	—	343,011
U.S. Government Sponsored Agency Securities	—	10,534,135	—	10,534,135
Short-Term Securities
Commercial Paper	—	2,799,777	—	2,799,777
Money Market Funds	11,676,552	—	—	11,676,552
Options Purchased
Equity Contracts	5,544	—	—	5,544
Liabilities
Investments
TBA Sale Commitments	—	(979,796)	—	(979,796)

	$14,602,032	$177,720,291	$16,870,027	$209,192,350

Derivative Financial Instruments(a)
Assets
Credit Contracts	$—	$798,694	$—	$798,694
Equity Contracts	—	7,244	—	7,244
Foreign Currency Exchange Contracts	—	14,333	—	14,333
Interest Rate Contracts	1,019,170	52,201	—	1,071,371
Liabilities
Credit Contracts	—	(1,041,986)	—	(1,041,986)
Equity Contracts	(1,448)	—	—	(1,448)

15

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Multi-Sector Opportunities Trust (MSO)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Liabilities (continued)
Foreign Currency Exchange Contracts	$—	$(384,781)	$—	$(384,781)
Interest Rate Contracts	(1,538,171)	(667,879)	—	(2,206,050)

	$(520,449)	$(1,222,174)	$—	$(1,742,623)

(a)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, reverse repurchase agreements of $3,109,947 are categorized as Level 2 within the fair value hierarchy.

A reconciliation of Level 3 financial instruments is presented when the Trust had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Corporate Bonds	Floating Rate Loan Interests	Total

Assets
Opening balance, as of December 31, 2022	$1,003,006	$2,503,178	$14,067,820	$17,574,004
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	(191,535)	—	—	(191,535)
Other(a)	(811,471)	3,687,893	(2,876,422)	—
Accrued discounts/premiums	—	—	5,105	5,105
Net realized gain (loss)	—	—	421	421
Net change in unrealized appreciation (depreciation)(b)	—	(81,602)	(101,568)	(183,170)
Purchases	—	26,485	62,679	89,164
Sales	—	—	(423,962)	(423,962)

Closing balance, as of March 31, 2023	$—	$6,135,954	$10,734,073	$16,870,027

Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2023(b)	$—	$(81,602)	$(101,568)	$(183,170)

(a)	Certain Level 3 investments were re-classified between Asset-Backed Securities, Corporate Bonds and Floating Rate Loan Interests
(b)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2023 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Valuation Committee (the “Valuation Committee”) to determine the value of certain of the Trust’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $7,610,356. A significant change in third party information could result in a significantly lower or higher value of such Level 3 financial instruments.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized	(a)	Weighted Average of Unobservable Inputs Based on Fair Value

Assets
Corporate Bonds	$6,135,954	Income	Discount Rate	9%-12%		10%
Floating Rate Loan Interests	3,123,717	Income	Discount Rate	21%		—
		Estimated Recovery Value	Discount Rate	50%		—

	$9,259,671

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.

S C H E D U L E O F I N V E S T M E N T S	16

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Multi-Sector Opportunities Trust (MSO)

Currency Abbreviation

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CNH	Chinese Yuan

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

MXN	Mexican Peso

USD	United States Dollar

ZAR	South African Rand

Portfolio Abbreviation

BZDIOVER	Overnight Brazil Interbank Deposit (CETIP)

CDI	CREST Depository Interest

CLO	Collateralized Loan Obligation

CMT	Constant Maturity Treasury

ETF	Exchange-Traded Fund

EURIBOR	Euro Interbank Offered Rate

FREMF	Freddie Mac Multifamily Securities

GO	General Obligation Bonds

LIBOR	London Interbank Offered Rate

MXIBTIIE	Mexico Interbank TIIE 28-Day

PCL	Public Company Limited

PIK	Payment-in-Kind

RB	Revenue Bond

SAB	Special Assessment Bonds

SOFR	Secured Overnight Financing Rate

SOFR CME	Secured Overnight Financing Rate Chicago Mercantile Exchange

SOFRTE	Term Secured Overnight Financing Rate

TBA	To-Be-Announced

17